Schedule of Investments (unaudited) December 31, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Axon Enterprise Inc.(a)(b)	37,542	$4,600,021
Curtiss-Wright Corp.	9,073	1,055,643
L3Harris Technologies Inc.	70,748	13,372,787
Lockheed Martin Corp.	66,610	23,645,218
Mercury Systems Inc.(a)(b)	32,131	2,829,456
Teledyne Technologies Inc.(a)	10,669	4,182,035
TransDigm Group Inc.(a)	19,292	11,938,854

		61,624,014

Air Freight & Logistics — 0.8%
Expeditors International of Washington Inc.	64,987	6,180,914
FedEx Corp.	90,951	23,612,699
United Parcel Service Inc., Class B	295,143	49,702,081
XPO Logistics Inc.(a)	28,082	3,347,374

		82,843,068

Auto Components — 0.2%
Aptiv PLC	106,869	13,923,962
Fox Factory Holding Corp.(a)	23,965	2,533,340
Gentex Corp.	83,955	2,848,593
Visteon Corp.(a)	7,888	990,102

		20,295,997

Automobiles — 3.0%
Tesla Inc.(a)(b)	447,166	315,551,631

Banks — 0.3%
Commerce Bancshares Inc.	29,893	1,963,970
First Financial Bankshares Inc.	53,731	1,943,719
First Republic Bank/CA	54,458	8,001,514
Glacier Bancorp. Inc.	28,113	1,293,479
PacWest Bancorp.	19,314	490,576
Signature Bank/New York NY	11,079	1,498,878
SVB Financial Group(a)	30,598	11,866,822
Umpqua Holdings Corp.	55,944	846,992

		27,905,950

Beverages — 1.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)	5,396	5,365,189
Brown-Forman Corp., Class B, NVS	53,912	4,282,230
Coca-Cola Co. (The)	797,707	43,746,252
Monster Beverage Corp.(a)	218,292	20,187,644
PepsiCo Inc.	342,156	50,741,735

		124,323,050

Biotechnology — 2.3%
AbbVie Inc.	770,400	82,548,360
Alexion Pharmaceuticals Inc.(a)	94,373	14,744,837
Amgen Inc.	171,489	39,428,751
Arrowhead Pharmaceuticals Inc.(a)(b)	60,705	4,657,895
Biogen Inc.(a)	48,173	11,795,641
Emergent BioSolutions Inc.(a)(b)	26,608	2,384,077
Exelixis Inc.(a)	183,262	3,678,068
Halozyme Therapeutics Inc.(a)(b)	75,067	3,206,112
Incyte Corp.(a)	69,272	6,025,279
Ligand Pharmaceuticals Inc.(a)(b)	4,939	491,183
Regeneron Pharmaceuticals Inc.(a)	61,732	29,823,346
United Therapeutics Corp.(a)	11,030	1,674,244
Vertex Pharmaceuticals Inc.(a)	153,173	36,200,907

		236,658,700

Building Products — 0.4%
Allegion PLC	22,839	2,658,003

Security	Shares	Value

Building Products (continued)
Builders FirstSource Inc.(a)(b)	59,258	$2,418,319
Carrier Global Corp.	307,998	11,617,684
Fortune Brands Home & Security Inc.	46,782	4,010,153
Lennox International Inc.	12,142	3,326,544
Masco Corp.	68,017	3,736,174
Simpson Manufacturing Co. Inc.	25,221	2,356,902
Trane Technologies PLC	65,242	9,470,529
Trex Co. Inc.(a)(b)	68,399	5,726,364

		45,320,672

Capital Markets — 2.0%
BlackRock Inc.(c)	58,503	42,212,255
Cboe Global Markets Inc.	32,552	3,031,242
Eaton Vance Corp., NVS	67,452	4,582,014
Evercore Inc., Class A	14,895	1,633,088
FactSet Research Systems Inc.	22,437	7,460,302
Federated Hermes Inc.	22,865	660,570
Interactive Brokers Group Inc., Class A	47,718	2,906,981
Intercontinental Exchange Inc.	178,115	20,534,878
MarketAxess Holdings Inc.	22,420	12,791,955
Moody’s Corp.	68,692	19,937,166
MSCI Inc.	48,737	21,762,533
Nasdaq Inc.	44,094	5,853,037
S&P Global Inc.	141,805	46,615,558
SEI Investments Co.	36,147	2,077,368
Stifel Financial Corp.	25,558	1,289,657
T Rowe Price Group Inc.	80,256	12,149,956

		205,498,560

Chemicals — 1.4%
Air Products & Chemicals Inc.	60,055	16,408,227
Albemarle Corp.	62,879	9,275,910
Ashland Global Holdings Inc.	11,596	918,403
Chemours Co. (The)	43,721	1,083,844
Dow Inc.	214,693	11,915,462
Ecolab Inc.	67,475	14,598,891
FMC Corp.	76,645	8,808,810
Ingevity Corp.(a)	11,948	904,822
Linde PLC	179,424	47,280,018
NewMarket Corp.	1,646	655,585
RPM International Inc.	47,588	4,320,039
Scotts Miracle-Gro Co. (The)	24,145	4,808,235
Sensient Technologies Corp.	12,009	885,904
Sherwin-Williams Co. (The)	33,175	24,380,639
Valvoline Inc.	65,667	1,519,534

		147,764,323

Commercial Services & Supplies — 0.6%
Brink’s Co. (The)	11,100	799,200
Cintas Corp.	34,258	12,108,833
Clean Harbors Inc.(a)	11,710	891,131
Copart Inc.(a)(b)	122,751	15,620,065
IAA Inc.(a)	79,424	5,160,971
MSA Safety Inc.	21,399	3,196,796
Rollins Inc.	130,683	5,105,785
Stericycle Inc.(a)(b)	21,093	1,462,378
Tetra Tech Inc.	31,762	3,677,404
Waste Management Inc.	89,573	10,563,344

		58,585,907

Communications Equipment — 0.2%
Arista Networks Inc.(a)	32,185	9,351,995
Ciena Corp.(a)	33,726	1,782,419

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
F5 Networks Inc.(a)	16,014	$2,817,503
Lumentum Holdings Inc.(a)	44,602	4,228,270
Motorola Solutions Inc.	45,063	7,663,414

		25,843,601

Construction & Engineering — 0.1%
Jacobs Engineering Group Inc.	47,473	5,172,658
Quanta Services Inc.	47,575	3,426,351
Valmont Industries Inc.	5,103	892,668

		9,491,677

Construction Materials — 0.1%
Eagle Materials Inc.	15,310	1,551,669
Vulcan Materials Co.	32,878	4,876,136

		6,427,805

Consumer Finance — 0.1%
LendingTree Inc.(a)	6,187	1,693,939
Prog Holdings Inc.	18,360	989,053
SLM Corp.	221,652	2,746,268

		5,429,260

Containers & Packaging — 0.2%
AptarGroup Inc.	23,324	3,192,822
Avery Dennison Corp.	20,699	3,210,622
Ball Corp.	123,665	11,523,105
Sealed Air Corp.	60,483	2,769,517
Silgan Holdings Inc.	20,013	742,082

		21,438,148

Distributors — 0.1%
Pool Corp.(b)	23,722	8,836,445

Diversified Consumer Services — 0.0%
Grand Canyon Education Inc.(a)	10,237	953,167
Service Corp. International	61,227	3,006,246
WW International Inc.(a)(b)	10,112	246,733

		4,206,146

Electric Utilities — 0.4%
NextEra Energy Inc.	496,221	38,283,450
NRG Energy Inc.	85,117	3,196,143
PNM Resources Inc.	18,354	890,720

		42,370,313

Electrical Equipment — 0.5%
AMETEK Inc.	66,591	8,053,516
Emerson Electric Co.	141,313	11,357,326
EnerSys	12,322	1,023,465
Generac Holdings Inc.(a)(b)	37,125	8,442,596
Hubbell Inc.	19,221	3,013,661
Regal Beloit Corp.	11,989	1,472,369
Rockwell Automation Inc.	38,334	9,614,550
Sunrun Inc.(a)(b)	92,181	6,395,518

		49,373,001

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	109,561	14,327,292
CDW Corp./DE	37,168	4,898,371
Cognex Corp.	103,152	8,281,558
Coherent Inc.(a)	4,908	736,298
Corning Inc.	212,111	7,635,996
II-VI Inc.(a)	61,274	4,654,373
IPG Photonics Corp.(a)	9,493	2,124,438
Keysight Technologies Inc.(a)	62,388	8,240,831
Littelfuse Inc.	14,398	3,666,595

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
National Instruments Corp.	33,468	$1,470,584
TE Connectivity Ltd.	74,238	8,987,995
Trimble Inc.(a)(b)	147,778	9,867,137
Zebra Technologies Corp., Class A(a)	22,995	8,837,668

		83,729,136

Energy Equipment & Services — 0.0%
ChampionX Corp.(a)	45,010	688,653

Entertainment — 1.8%
Activision Blizzard Inc.	268,206	24,902,927
Electronic Arts Inc.	92,530	13,287,308
Netflix Inc.(a)	260,523	140,872,602
Take-Two Interactive Software Inc.(a)	67,949	14,119,123
World Wrestling Entertainment Inc., Class A	15,698	754,289

		193,936,249

Equity Real Estate Investment Trusts (REITs) — 1.3%
American Campus Communities Inc.	31,703	1,355,937
American Tower Corp.	133,353	29,932,414
Camden Property Trust	27,036	2,701,437
CoreSite Realty Corp.	16,171	2,025,903
Crown Castle International Corp.	152,186	24,226,489
CyrusOne Inc.	71,135	5,203,525
Duke Realty Corp.	90,084	3,600,658
EastGroup Properties Inc.	13,556	1,871,541
Equinix Inc.	30,383	21,698,931
Extra Space Storage Inc.	36,638	4,244,879
First Industrial Realty Trust Inc.	38,873	1,637,720
Healthcare Realty Trust Inc.	32,097	950,071
Lamar Advertising Co., Class A	25,530	2,124,607
Life Storage Inc.	14,924	1,781,776
Medical Properties Trust Inc.	123,481	2,690,651
PotlatchDeltic Corp.	15,007	750,650
PS Business Parks Inc.	5,449	724,009
Public Storage	38,366	8,859,860
Rayonier Inc.	31,496	925,353
Rexford Industrial Realty Inc.	45,489	2,233,965
SBA Communications Corp.	42,664	12,036,794
STORE Capital Corp.	51,657	1,755,305

		133,332,475

Food & Staples Retailing — 0.5%
Casey’s General Stores Inc.	8,285	1,479,867
Costco Wholesale Corp.	137,854	51,940,630
Grocery Outlet Holding Corp.(a)	30,086	1,180,875

		54,601,372

Food Products — 0.2%
Darling Ingredients Inc.(a)	95,731	5,521,764
Flowers Foods Inc.	45,335	1,025,931
Hain Celestial Group Inc. (The)(a)	30,226	1,213,574
Hershey Co. (The)	35,730	5,442,751
Lamb Weston Holdings Inc.	31,979	2,518,026
Lancaster Colony Corp.	6,701	1,231,175
McCormick & Co. Inc./MD, NVS	64,636	6,179,202
Tootsie Roll Industries Inc.	4,674	138,818

		23,271,241

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	616,632	67,515,038
ABIOMED Inc.(a)	26,691	8,653,222
Align Technology Inc.(a)	42,192	22,546,561
Avanos Medical Inc.(a)(b)	28,257	1,296,431

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Cantel Medical Corp.	10,636	$838,755
Cooper Companies Inc. (The)	11,877	4,315,152
Danaher Corp.	253,501	56,312,712
DexCom Inc.(a)	56,436	20,865,518
Edwards Lifesciences Corp.(a)	209,846	19,144,251
Globus Medical Inc., Class A(a)	45,037	2,937,313
Haemonetics Corp.(a)	16,498	1,959,137
Hill-Rom Holdings Inc.	16,576	1,623,951
Hologic Inc.(a)	109,309	7,960,974
ICU Medical Inc.(a)	5,873	1,259,700
IDEXX Laboratories Inc.(a)	50,173	25,079,978
Integra LifeSciences Holdings Corp.(a)(b)	20,910	1,357,477
Intuitive Surgical Inc.(a)	48,472	39,654,943
Masimo Corp.(a)	29,925	8,031,271
Neogen Corp.(a)	18,454	1,463,402
Penumbra Inc.(a)(b)	19,943	3,490,025
Quidel Corp.(a)	22,232	3,993,979
ResMed Inc.	85,602	18,195,561
STERIS PLC	28,728	5,445,105
Stryker Corp.	94,202	23,083,258
Teleflex Inc.	12,923	5,318,719
Varian Medical Systems Inc.(a)	33,457	5,855,310
West Pharmaceutical Services Inc.	43,665	12,370,731

		370,568,474

Health Care Providers & Services — 1.4%
Acadia Healthcare Co. Inc.(a)	19,971	1,003,743
Amedisys Inc.(a)	19,380	5,684,735
Chemed Corp.	9,370	4,990,556
DaVita Inc.(a)	43,661	5,125,801
Encompass Health Corp.	32,894	2,720,005
HealthEquity Inc.(a)(b)	45,664	3,183,237
Humana Inc.	40,649	16,677,065
LHC Group Inc.(a)(b)	18,308	3,905,463
Molina Healthcare Inc.(a)	18,916	4,023,055
UnitedHealth Group Inc.	290,948	102,029,645

		149,343,305

Health Care Technology — 0.1%
Cerner Corp.	77,878	6,111,865

Hotels, Restaurants & Leisure — 1.5%
Boyd Gaming Corp.	25,620	1,099,610
Caesars Entertainment Inc.(a)	71,357	5,299,684
Chipotle Mexican Grill Inc.(a)	16,456	22,819,700
Choice Hotels International Inc.	9,031	963,879
Churchill Downs Inc.	21,078	4,105,784
Domino’s Pizza Inc.	23,276	8,925,415
Hilton Worldwide Holdings Inc.	60,645	6,747,363
Jack in the Box Inc.	13,427	1,246,026
McDonald’s Corp.	175,576	37,675,098
Papa John’s International Inc.	19,463	1,651,435
Penn National Gaming Inc.(a)	52,298	4,516,978
Scientific Games Corp./DE, Class A(a)	19,236	798,102
Six Flags Entertainment Corp.	16,975	578,847
Starbucks Corp.	401,118	42,911,604
Texas Roadhouse Inc.	38,579	3,015,335
Wendy’s Co. (The)	105,898	2,321,284
Wingstop Inc.(b)	17,257	2,287,415
Wyndham Destinations Inc.	20,208	906,531
Wyndham Hotels & Resorts Inc.	29,724	1,766,795

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Yum! Brands Inc.	76,622	$8,318,084

		157,954,969

Household Durables — 0.3%
DR Horton Inc.	117,532	8,100,305
Garmin Ltd.	49,346	5,904,742
Helen of Troy Ltd.(a)(b)	14,973	3,326,851
PulteGroup Inc.	80,766	3,482,630
Tempur Sealy International Inc.(a)	111,258	3,003,966
Toll Brothers Inc.	29,850	1,297,580
TopBuild Corp.(a)	19,277	3,548,510

		28,664,584

Household Products — 1.4%
Church & Dwight Co. Inc.	98,325	8,576,890
Clorox Co. (The)	49,887	10,073,183
Colgate-Palmolive Co.	262,083	22,410,717
Energizer Holdings Inc.	16,172	682,135
Kimberly-Clark Corp.	76,348	10,294,001
Procter & Gamble Co. (The)	701,853	97,655,826

		149,692,752

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	149,303	3,508,621

Industrial Conglomerates — 0.2%
Carlisle Companies Inc.	18,292	2,856,844
Roper Technologies Inc.	33,451	14,420,392

		17,277,236

Insurance — 0.7%
Aon PLC, Class A	70,229	14,837,281
Arthur J Gallagher & Co.	48,856	6,043,976
Brighthouse Financial Inc.(a)	52,868	1,914,086
Brown & Brown Inc.	139,275	6,603,028
Kinsale Capital Group Inc.	12,566	2,514,833
Marsh & McLennan Companies Inc.	146,807	17,176,419
Primerica Inc.	22,963	3,075,435
Progressive Corp. (The)	220,327	21,785,934
RenaissanceRe Holdings Ltd.	17,105	2,836,351
RLI Corp.	13,688	1,425,605

		78,212,948

Interactive Media & Services — 9.7%
Alphabet Inc., Class A(a)	177,289	310,723,793
Alphabet Inc., Class C, NVS(a)	171,174	299,876,307
Facebook Inc., Class A(a)	1,417,197	387,121,533
TripAdvisor Inc.(a)	21,019	604,927
Twitter Inc.(a)	467,962	25,340,142
Yelp Inc.(a)	20,957	684,665

		1,024,351,367

Internet & Direct Marketing Retail — 8.4%
Amazon.com Inc.(a)	251,461	818,990,875
Booking Holdings Inc.(a)	9,145	20,368,384
eBay Inc.	384,817	19,337,054
Etsy Inc.(a)	74,479	13,250,559
Expedia Group Inc.	28,906	3,827,155
Grubhub Inc.(a)	54,790	4,069,253

		879,843,280

IT Services — 5.6%
Accenture PLC, Class A	209,191	54,642,781
Akamai Technologies Inc.(a)	61,546	6,461,714
Automatic Data Processing Inc.	121,008	21,321,610

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Broadridge Financial Solutions Inc.	34,144	$5,230,861
CACI International Inc., Class A(a)	6,409	1,597,956
Cognizant Technology Solutions Corp., Class A	161,069	13,199,604
Concentrix Corp.(a)	11,682	1,153,013
Fiserv Inc.(a)	230,530	26,248,146
FleetCor Technologies Inc.(a)	21,185	5,779,904
Gartner Inc.(a)	27,956	4,478,272
Jack Henry & Associates Inc.	21,637	3,504,978
LiveRamp Holdings Inc.(a)	20,764	1,519,717
Mastercard Inc., Class A	352,767	125,916,653
MAXIMUS Inc.	22,501	1,646,848
Paychex Inc.	100,168	9,333,654
PayPal Holdings Inc.(a)	690,928	161,815,338
Perspecta Inc.	30,713	739,569
Sabre Corp.	67,464	810,917
Science Applications International Corp.	13,418	1,269,879
VeriSign Inc.(a)	24,907	5,389,875
Visa Inc., Class A(b)	599,952	131,227,501
WEX Inc.(a)(b)	15,115	3,076,356

		586,365,146

Leisure Products — 0.1%
Brunswick Corp./DE	25,456	1,940,766
Mattel Inc.(a)	205,595	3,587,633
Polaris Inc.	16,105	1,534,484

		7,062,883

Life Sciences Tools & Services — 2.1%
Agilent Technologies Inc.	130,147	15,421,118
Bio-Rad Laboratories Inc., Class A(a)	12,711	7,409,750
Bio-Techne Corp.	22,811	7,243,633
Charles River Laboratories International Inc.(a)	29,379	7,340,637
Illumina Inc.(a)	43,120	15,954,400
IQVIA Holdings Inc.(a)	72,488	12,987,675
Medpace Holdings Inc.(a)(b)	15,792	2,198,246
Mettler-Toledo International Inc.(a)(b)	14,057	16,020,482
PerkinElmer Inc.	66,146	9,491,951
PRA Health Sciences Inc.(a)(b)	37,894	4,753,423
Repligen Corp.(a)	29,737	5,698,501
Syneos Health Inc.(a)	44,050	3,001,127
Thermo Fisher Scientific Inc.	233,707	108,856,047
Waters Corp.(a)	20,153	4,986,255

		221,363,245

Machinery — 1.4%
AGCO Corp.	15,233	1,570,370
Caterpillar Inc.	150,249	27,348,323
Cummins Inc.	37,596	8,538,052
Deere & Co.	138,447	37,249,165
Donaldson Co. Inc.	37,289	2,083,709
Graco Inc.	98,972	7,160,624
IDEX Corp.	20,118	4,007,506
Illinois Tool Works Inc.	74,869	15,264,292
ITT Inc.	22,971	1,769,226
Lincoln Electric Holdings Inc.	35,133	4,084,211
Middleby Corp. (The)(a)	20,034	2,582,783
Nordson Corp.	20,080	4,035,076
Otis Worldwide Corp.	124,595	8,416,392
Parker-Hannifin Corp.	39,567	10,778,447
Terex Corp.	15,561	542,923
Timken Co. (The)	39,299	3,040,171
Toro Co. (The)	63,385	6,011,433

Security	Shares	Value

Machinery (continued)
Woodward Inc.(b)	17,943	$2,180,613
Xylem Inc./NY	48,978	4,985,471

		151,648,787

Media — 1.2%
Cable One Inc.(b)	3,199	7,126,476
Charter Communications Inc., Class A(a)	86,037	56,917,777
Comcast Corp., Class A	1,184,668	62,076,603
New York Times Co. (The), Class A	85,533	4,428,044
TEGNA Inc.	51,805	722,680

		131,271,580

Metals & Mining — 0.3%
Compass Minerals International Inc.	9,627	594,178
Freeport-McMoRan Inc.	532,096	13,845,138
Newmont Corp.	261,004	15,631,529
Royal Gold Inc.	22,471	2,390,016
Worthington Industries Inc.	12,294	631,174

		33,092,035

Multiline Retail — 0.6%
Dollar General Corp.	144,234	30,332,410
Ollie’s Bargain Outlet Holdings Inc.(a)	33,596	2,747,145
Target Corp.	194,627	34,357,504

		67,437,059

Oil, Gas & Consumable Fuels — 0.1%
Antero Midstream Corp.	168,931	1,302,458
Cimarex Energy Co.	28,859	1,082,501
CNX Resources Corp.(a)	132,633	1,432,436
EQT Corp.	61,863	786,279
Equitrans Midstream Corp.	108,067	868,859
Hess Corp.	85,563	4,516,871

		9,989,404

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	35,519	1,320,241

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	74,943	19,949,077
Nu Skin Enterprises Inc., Class A	16,580	905,766

		20,854,843

Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	692,485	42,954,845
Catalent Inc.(a)	97,289	10,124,866
Eli Lilly & Co.	285,482	48,200,781
Jazz Pharmaceuticals PLC(a)	32,912	5,432,126
Johnson & Johnson	620,953	97,725,583
Merck & Co. Inc.	716,066	58,574,199
Nektar Therapeutics(a)(b)	40,270	684,590
Zoetis Inc.	204,309	33,813,139

		297,510,129

Professional Services — 0.5%
ASGN Inc.(a)	31,247	2,610,062
CoreLogic Inc.	45,941	3,552,158
Equifax Inc.	35,926	6,927,970
FTI Consulting Inc.(a)	20,902	2,335,172
IHS Markit Ltd.	143,098	12,854,493
Insperity Inc.	21,072	1,715,682
Verisk Analytics Inc.	96,038	19,936,528

		49,932,065

Road & Rail — 1.0%
CSX Corp.	233,759	21,213,629

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
JB Hunt Transport Services Inc.	29,178	$3,987,174
Kansas City Southern	28,200	5,756,466
Knight-Swift Transportation Holdings Inc.	74,235	3,104,508
Landstar System Inc.	14,069	1,894,532
Norfolk Southern Corp.	67,509	16,040,813
Old Dominion Freight Line Inc.	56,834	11,092,860
Union Pacific Corp.	190,555	39,677,362
Werner Enterprises Inc.	15,311	600,497

		103,367,841

Semiconductors & Semiconductor Equipment — 7.0%
Advanced Micro Devices Inc.(a)	709,224	65,042,933
Analog Devices Inc.	93,857	13,865,495
Applied Materials Inc.	538,283	46,453,823
Broadcom Inc.	162,195	71,017,081
Cirrus Logic Inc.(a)	14,721	1,210,066
CMC Materials Inc.	17,134	2,592,374
Cree Inc.(a)	65,173	6,901,821
Enphase Energy Inc.(a)	74,621	13,093,747
First Solar Inc.(a)(b)	50,080	4,953,914
KLA Corp.	90,842	23,519,902
Lam Research Corp.	84,854	40,073,999
Maxim Integrated Products Inc.	94,739	8,398,612
Microchip Technology Inc.	110,745	15,294,992
MKS Instruments Inc.	32,573	4,900,608
Monolithic Power Systems Inc.	25,046	9,172,597
NVIDIA Corp.	365,018	190,612,400
Qorvo Inc.(a)	67,368	11,201,277
QUALCOMM Inc.	666,934	101,600,726
Semtech Corp.(a)	38,396	2,767,968
Silicon Laboratories Inc.(a)(b)	15,269	1,944,354
Skyworks Solutions Inc.	51,009	7,798,256
SolarEdge Technologies Inc.(a)	30,254	9,654,656
Synaptics Inc.(a)	9,786	943,370
Teradyne Inc.	98,087	11,759,650
Texas Instruments Inc.	286,757	47,065,426
Universal Display Corp.	25,325	5,819,685
Xilinx Inc.	144,104	20,429,624

		738,089,356

Software — 15.2%
ACI Worldwide Inc.(a)	37,249	1,431,479
Adobe Inc.(a)	282,881	141,474,446
ANSYS Inc.(a)	50,728	18,454,846
Autodesk Inc.(a)	129,557	39,558,934
Blackbaud Inc.	13,182	758,756
Cadence Design Systems Inc.(a)	163,984	22,372,337
CDK Global Inc.	35,941	1,862,822
Ceridian HCM Holding Inc.(a)	45,069	4,802,553
Citrix Systems Inc.	47,276	6,150,608
CommVault Systems Inc.(a)	14,024	776,509
Fair Isaac Corp.(a)	17,186	8,782,733
Fortinet Inc.(a)	79,595	11,822,245
Intuit Inc.	154,932	58,850,920
j2 Global Inc.(a)	15,952	1,558,351
Manhattan Associates Inc.(a)	37,002	3,891,870
Microsoft Corp.	4,457,841	991,512,995
Oracle Corp.	614,677	39,763,455
Paycom Software Inc.(a)	28,934	13,085,402
Paylocity Holding Corp.(a)(b)	22,106	4,551,846
PTC Inc.(a)	62,021	7,418,332

Security	Shares	Value

Software (continued)
Qualys Inc.(a)	19,353	$2,358,550
SailPoint Technologies Holdings Inc.(a)	53,707	2,859,361
salesforce.com Inc.(a)	539,558	120,067,842
ServiceNow Inc.(a)	115,042	63,322,568
Synopsys Inc.(a)	89,748	23,266,272
Teradata Corp.(a)(b)	21,004	471,960
Tyler Technologies Inc.(a)	23,821	10,398,343

		1,601,626,335

Specialty Retail — 2.2%
AutoZone Inc.(a)	7,664	9,085,212
Best Buy Co. Inc.	68,072	6,792,905
Five Below Inc.(a)(b)	33,005	5,775,215
Home Depot Inc. (The)	457,101	121,415,168
L Brands Inc.	77,283	2,874,155
Lithia Motors Inc., Class A	15,438	4,518,239
Lowe’s Companies Inc.	306,668	49,223,281
O’Reilly Automotive Inc.(a)	29,098	13,168,882
RH(a)(b)	9,223	4,127,477
Tractor Supply Co.	68,816	9,674,153
Ulta Beauty Inc.(a)	16,971	4,873,392
Williams-Sonoma Inc.	45,241	4,607,343

		236,135,422

Technology Hardware, Storage & Peripherals — 11.9%
Apple Inc.	9,423,201	1,250,364,541

Textiles, Apparel & Luxury Goods — 0.7%
Columbia Sportswear Co.	7,554	660,069
Deckers Outdoor Corp.(a)	16,590	4,757,680
Nike Inc., Class B	473,557	66,994,109

		72,411,858

Thrifts & Mortgage Finance — 0.0%
Essent Group Ltd.	33,205	1,434,456

Trading Companies & Distributors — 0.3%
Fastenal Co.	254,343	12,419,569
MSC Industrial Direct Co. Inc., Class A	13,520	1,140,953
United Rentals Inc.(a)(b)	42,613	9,882,381
Watsco Inc.	12,020	2,723,131
WW Grainger Inc.	16,246	6,633,891

		32,799,925

Water Utilities — 0.1%
American Water Works Co. Inc.	53,545	8,217,551
Essential Utilities Inc.	65,925	3,117,593

		11,335,144

Wireless Telecommunication Services — 0.3%
T-Mobile U.S. Inc.(a)	236,990	31,958,102

Total Common Stocks — 99.9% (Cost: $7,037,770,792)		10,512,247,192

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	198,688,141	198,807,354

5

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	11,696,000	$11,696,000

		210,503,354

Total Short-Term Investments — 2.0% (Cost: $210,351,158)		210,503,354

Total Investments in Securities — 101.9% (Cost: $7,248,121,950)		10,722,750,546

Other Assets, Less Liabilities — (1.9)%		(196,009,603)

Net Assets — 100.0%		$10,526,740,943

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$281,153,932	$—	$(82,578,342	)(a)	$113,016	$118,748	$198,807,354	198,688,141	$577,266	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,716,000	—	(20,000	)(a)	—	—	11,696,000	11,696,000	13,001		—
BlackRock Inc.	14,216,311	21,127,317	(4,245,639)		454,340	10,659,926	42,212,255	58,503	438,486		—

					$567,356	$10,778,674	$252,715,609		$1,028,753		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	71	03/19/21	$13,308	$299,610

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

6

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P U.S. Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,512,247,192	$—	$—	$10,512,247,192
Money Market Funds	210,503,354	—	—	210,503,354

	$10,722,750,546	$—	$—	$10,722,750,546

Derivative financial instruments(a)
Assets
Futures Contracts	$299,610	$—	$—	$299,610

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

7